RESTRICTED CASH (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted Cash:
Current	R$ 508,734	R$ 447,688
Non-current	3,170,749	1,985,656
Total	R$ 3,679,483	2,433,344
Furnas
Restricted Cash:
Maximum percentage of equity in SPEs that will be held	49.00%
Chesf
Restricted Cash:
Maximum percentage of equity in SPEs that will be held	49.00%
Itaipu Agreement
Restricted Cash:
Current	R$ 286,601	197,628
RGR resources
Restricted Cash:
Current	40,960	38,177
Escrow account - compulsory loan
Restricted Cash:
Current	70,112	199,820
PROCEL
Restricted Cash:
Current	3,746	3,491
Commercialization - PROINFA
Restricted Cash:
Current		8,572
Others
Restricted Cash:
Current	75,347
Non-current	130,026	47,813
Fundo de Energia do Sudeste e Centro-Oeste - FESC
Restricted Cash:
Non-current	1,430,650	1,245,994
Fundo de Energia do Nordeste - FEN
Restricted Cash:
Non-current	829,410	R$ 691,849
Loan and financing reserve - MESA
Restricted Cash:
Non-current	563,708
Loan and financing reserve - CGT Eletrosul
Restricted Cash:
Non-current	121,233
Loan and financing reserve - CHESF
Restricted Cash:
Current	31,968
Non-current	R$ 95,722